Note 22 - Changes in Equity (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
		2021		2020
	Million common shares	Million Reais	Million common shares	Million Reais
Beginning balance	15,735.1	57,899.1	15,733.6	57,866.8
Capital increase (i)	9.3	143.4	1.5	32.3
Final balance (ii)	15,744.4	58,042.5	15,735.1	57,899.1

Disclosure of classes of capital reserves [text block]
	Capital Reserves
	Treasury shares	Share Premium	Others capital reserves	Share-based Payments	Total

At January 1, 2020	(955.2)	53,662.8	700.9	1,403.0	54,811.5
Capital Increase	-	-	-	(32.3)	(32.3)
Purchases of shares and results from treasury shares	13.5	-	-	-	13.5
Share-based payments	-	-	-	192.9	192.9
At December 31, 2020	(941.7)	53,662.8	700.9	1,563.6	54,985.6
Capital Increase	(60.0)	-	-	(74.4)	(134.4)
Purchase of shares and results from treasury shares	(36.1)	-	-	-	(36.1)
Share-based payments	-	-	-	372.1	372.1
At December 31, 2021	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2

Disclosure of treasury shares [text block]
	Acquisition /realization of shares		Result on Treasury Shares	Total Treasury Shares
	Million shares	Million Brazilian Reais	Million shares	Million Brazilian Reais

At January 1, 2020	3.6	(68.2)	(887.0)	(955.2)
Changes during the year	(3.4)	65.0	(51.5)	13.5
At December 31, 2020	0.2	(3.2)	(938.5)	(941.7)
Changes during the year	5.6	(95.1)	(1.0)	(96.1)
At December 31, 2021	5.8	(98.3)	(939.5)	(1,037.8)

Disclosure of net income reserves [text block]
	Net income reserves
	Investments reserve	Statutory reserve	Fiscal incentive	Total
At January 1, 2020	10,798.1	4.5	10,071.6	20,874.2
Fiscal incentive reserve	-	-	1,332.8	1,332.8
Investments reserve	3,713.0	-	-	3,713.0
At December 31, 2020	14,511.1	4.5	11,404.4	25,920.0
Fiscal incentive reserve	-	-	1,423.5	1,423.5
Investments reserve	3,848.1	-	-	3,848.1
At December 31, 2021	18,359.2	4.5	12,827.9	31,191.6

Disclosure of interest on shareholders' equity and dividends [text block]
Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/09/2021	Dividends	12/30/2021	2021	ON	0.1334	2,099.5
Board of Directors Meeting	12/09/2021	Interest on shareholder´s equity	12/30/2021	2021	ON	0.4702	7,400.1
							9,499.6
Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/21/2020	Dividends	01/28/2021	2020	ON	0.0767	1,206.9
Board of Directors Meeting	12/09/2020	Interest on shareholder´s equity	12/30/2020	2020	ON	0.4137	6,509.5
							7,716.4
Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/02/2019	Interest on shareholder´s equity	12/30/2019	2019	ON	0.4906	7,717.4
							7,717.4

Disclosure of changes in carrying value of equity [text block]
	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put option granted on subsidiary	Gains/(losses) of non- controlling interest´s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2020	3,583.4	645.1	(1,221.0)	(50.2)	14.5	156.1	(75,402.4)	(72,274.5)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	7,493.1	-	-	-	-	-	-	7,493.1
Cash flow hedges	-	99.4	-	-	-	-	-	99.4
Actuarial gains/(losses)	-	-	(252.3)	-	-	-	-	(252.3)
Total Comprehensive income	7,493.1	99.4	(252.3)	-	-	-	-	7,340.2
Options granted on subsidiaries	-	-	-	45.2	(82.6)	-	-	(37.4)
Gains/(losses) of controlling interest	-	-	-	-	0.4	-	-	0.4
Tax on deemed dividends	-	-	-	-	(5.9)	-	-	(5.9)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2020	11,076.5	744.5	(1,473.3)	(5.0)	(73.6)	156.1	(75,414.2)	(64,989.0)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	2,449.7	-	-	-	-	-	-	2,449.7
Cash flow hedges	-	480.8	-	-	-	-	-	480.8
Actuarial gains/(losses)	-	-	341.8	-	-	-	-	341.8
Total Comprehensive income	2,449.7	480.8	341.8	-	-	-	-	3,272.3
Options granted on subsidiaries	-	-	-	(1.9)	-	-	-	(1.9)
Gains/(losses) of controlling interest	-	-	-	-	(46.2)	-	-	(46.2)
Tax on deemed dividends	-	-	-	-	(1.7)	-	-	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2021	13,526.2	1,225.3	(1,131.5)	(6.9)	(121.5)	156.1	(75,426.0)	(61,778.3)

Disclosure of earnings per share [text block]
Million shares	2021	2020	2019
	Common	Common	Common

Weighted average number of shares at December 31 (i)	15,736.9	15,733.1	15,727.5
Effect of shares options	120.5	134.5	141.5
Weighted average number of shares (diluted) at December 31	15,857.4	15,867.6	15,869.0

Earnings per share [text block]
	2021	2020	2019
	Common	Common	Common

Income attributable to the equity holders of Ambev	12,671.0	11,379.4	11,780.0
Weighted average number of shares (non diluted)	15,736.9	15,733.1	15,727.5
Basic EPS (i)	0.8052	0.7233	0.7490

Income attributable to the equity holders of Ambev	12,671.0	11,379.4	11,780.0
Weighted average numbers of shares (diluted)	15,857.4	15,867.6	15,869.0
Diluted EPS (i)	0.7991	0.7171	0.7423

Disclosure for the basis of dividends [text block]
	2021	2020	2019
Net income, attributable to equity holders of Ambev	12,671.0	11,379.4	11,780.0
Prescribed/(complementary) dividends	24.7	26.1	28.2
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effect of the application of IAS 29 (hyperinflation)	2,063.7	1,344.9	1,430.3
Retained earnings basis for dividends and destinations	14,771.2	12,762.2	13,250.3

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on profit	9,499.6	7,716.4	7,717.4
Total of dividends and interest on capital	9,499.6	7,716.4	7,717.4
Percentage of distributed profit	64%	60%	58%